Leases - Summary of Finance Lease Asstes and Liabilites (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance Lease Asstes and Liabilites [Abstract]
Finance lease right-of-use assets	$ 5,067	$ 2,343
Current finance lease liabilities	2,821	1,387
Non-current finance lease liabilities	$ 2,340	$ 940
Weighted-average remaining term (years)	7 months 9 days	5 months 26 days
Weighted-average discount rate	6.00%	6.00%
Balance Sheet Classification Column elements [Abstract]
Description of location of finance lease right-of-use assets on balance sheet	Property and equipment, net
Description of location of finance lease liabilities on balance sheet	Accrued liabilities
Description of location of finance lease non-current liabilities on balance sheet	Other non-current liabilities